SASCO 2006-S1
Credit Risk Management Report
November 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
200
6 Clayton Fixed Income Services Inc. All rights reserved.
The information contained in this Report is based upon a specific point in time and reflects performance solely through that point in time. It does not forecast the performance of the portfolio in the future. The information in this Report is not investment advice concerning a particular portfolio or security, and no mention of a particular security in this Report constitutes a recommendation to buy, sell, or hold that or any other security.
The Report is based upon information provided to Clayton Fixed Income Services Inc.
by third parties and therefore Clayton Fixed Income Services Inc. cannot, and does not, warrant that the information contained in this Report is accurate or complete.
Table of Contents
Section One
Executive Summary
Section Two
Loan-Level Report
Section Three
180-day Delinquent Loans Report
Section Four
Prepayment Penalty Analysis
Section Five
Loss Analysis
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section One
Executive Summary
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1
Executive Summary
November 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
OTS Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month. Similarly for 60 days delinquent and the second immediately succeeding month and 90 days delinquent and the third immediately succeeding month.
0
Transaction Summary
Master Servicer: Aurora Loan Services Master Servicing
Servicer(s): Aurora Loan Services, GMAC Mortgage
Delinquency Reporting Method:
Closing Date: 02/28/2006
Depositor: Structured Asset Securities Corporation
Trustee(s): US Bank NA
Collateral Summary
Loan Count 8,626 6,723 77.94%
Collateral Balance $442,615,516 $321,498,161 72.63%
Closing Date
As of 11/25/2006
11/25/2006 Balance as
Percentage of Closing Date
Balance
Issues Amount Recovered
Value Added
Total Value Added for SASCO 2006-S1 as of 11/25/2006
0 $0
Loan Count Summed Balance
Collateral Statistics
First Payment Defaults $48,000 1
Early Payment Defaults* $599,191 10
* A default that occurs on the second or third scheduled payment.
Loan Count Summed Balance
Second Lien Statistics
Total Outstanding Second Lien Loans 6,723 $326,779,019
30+ Days Delinquent 77 $4,393,290
60+ Days Delinquent 36 $2,112,830
90+ Days Delinquent 86 $5,234,900
Foreclosure 20 $1,523,701
REO 4 $527,795
Beginning Collateral Balance Total Prepayments Percentage of Prepayment Remittance Date
Prepayments
11/25/2006 $333,529,662 $11,867,948 3.55
10/25/2006 $352,915,174 $12,579,775 3.56
9/25/2006 $362,059,605 $12,992,964 3.58
For each remittance, Clayton reconciles the prepayment penalties that are collected by the servicers and remitted to the trust to ensure all appropriate funds are passed to the certificateholders. Please refer to the Prepayment Penalty Analysis section of this report for details regarding loans with prepayment penalty flags that were paid in full. The table below provides a summary of Clayton's reconciliation for this remittance.
Prepayment Penalty Analysis
Amount Remitted to the Trust Amount Remitted by the
Servicers
Difference Remittance Date
Total Cash Flows
11/25/2006 $2,910 $2,910 $0
2006 Clayton Fixed Income Services Inc. All rights reserved.
For each remittance, Clayton analyzes each loan-level loss to ensure that the accurate amount of sale,
MI, and hazard insurance proceeds are remitted to the trust. We also review these losses to ensure servicing advances, such as escrow advances and foreclosure fees, are reasonable. If any discrepancies are identified, Clayton actively pursues the servicer to mitigate the loss. Please refer to the Loss
Analysis section of this report for details regarding losses to the security. Below is a summary of the losses passed through in this remittance.
Loss Issues for Current Month
Loss Analysis
Losses Remitted to the Trust Number of Loan-Level Losses/Gains Remittance
Loss Summary
11/25/2006 $1,323,831 56
2006 Clayton Fixed Income Services Inc. All rights reserved.
Section Two
Loan-Level Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan-Level Report Definitions
FICO : Represents the borrower's credit score at the time of securitization/origination. FICO:
Last Paid Date:
Valuation:
C
Liquidation Date:
Estimated Loss/(Gain):
Delinquency Status:
Last Paid Date: Either the interest paid-through date or the last contractually due payment made by the borrower.
Clayton Fixed Income Services Inc. uses this date to calculate delinquencies.
Valuation: Represents what is believed to be the most accurate known value of a property based on Clayton Fixed
Income Services Inc.'s internal formulas. Several value appraisals may exist for a property, yet only what is believed to be the most accurate value according to these formulas is shown on the report. When no value is available, a valuation known as an "internal estimate" is calculated according to an internal formula that adjusts the original value of the property by the Housing Price Index (HPI) and a discount based on credit class.
Liquidation Date: Clayton Fixed Income Services Inc.'s internal estimate of the date on which the loan will liquidate if it proceeds through foreclosure and REO. This date takes into consideration servicing and state foreclosure timelines, as well as an estimated REO marketing period.
Estimated Loss/(Gain): Clayton Fixed Income Services Inc.'s internal estimate of the loss (or gain) that the loan will experience if it liquidates on the Liquidation Date.
Delinquency Status: Indicates the monthly payment and delinquency history for an individual loan. The right-most character specifies the last known delinquency status, according to the following:
3
6
9
F
R
0
The contractually due payment arrived on time.
The contractually due payment has not arrived within thirty days.
The contractually due payment has not arrived within sixty days.
The contractually due payment has not arrived within ninety days.
The property is in the process of foreclosure.
The property is real estate owned (REO).
The mortgage has either liquidated or been paid off.
OTS Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the corresponding day of the following month.
OTS Delinquency Method:
MBA Delinquency Method: A current loan becomes 30 days delinquent if the scheduled payment is not made by the close of business on the last day of the month in which the payment was due.
MBA Delinquency Method:
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$0 7608436 NH
680
11/1/2005
2/1/2006
BPO 19.46%
0.00% 0.00%
4/1/2007 CC3699900
Monitor
$565,000
$410,000
$110,000
$0 6/12/2006
Default Reason: (Unknown)
$400,000
97.56%
11/29/2006 Clayton received the original appraisal; however, we did not receive the latest valuation to reconcile the value decline. We have again requested the latest valuation to determine the cause of this large value decline.
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $117,802, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan; however, we are awaiting documentation from the servicer to review the significant value decline of the property securing this loan.
8/31/2006
According to the latest valuation, the property securing this loan has declined 27 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$17,978 7609087 MI
673
11/1/2005
3/1/2006
BPO 15.00%
29.96% 99.87%
10/1/2007 CCC369999
Monitor - BK
$120,000
$60,000
$18,000
$17,978 6/9/2006
Default Reason: (Unknown)
$96,000
189.96%
11/29/2006 Clayton reviewed the original appraisal and subsequent BPO and was unable to find substantial evidence to pursue repurchase based on an inflated original appraisal. Clayton will monitor this loan to ensure it is charged off in the 12/25/2006 distribution period.
11/1/2006 Clayton has received the original appraisal and most recent valuation for the property securing this loan. A review of the value decline is underway.
10/2/2006 Clayton is awaiting documentation from the servicer.
8/1/2006
According to the latest valuation, the property securing this loan has declined 50 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. Additionally, Clayton researched county records for this property which indicate the property was sold for $37,500 on 12/31/2001 and $42,000 on 1/1/2005. Considering this information, the original appraised value of this loan, $120,000, appears to be significantly inflated. Clayton will review this loan thoroughly for fraudulent actions when the documentation is received.
$2,052 7611900 AZ
640
1/1/2006
2/1/2006
BPO 13.79%
12.64% 11.18%
9/1/2007 CC369999F
Monitor
$133,000
$145,000
$18,350
$18,338 6/24/2006
Default Reason: (Unknown)
$98,000
80.23%
11/29/2006 According to the data provided to Clayton, the servicer determined there is sufficient equity to pursue foreclosure. Clayton will continue to monitor this loan as there appears to only be marginal equity available in the property securing this loan.
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 1 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$93,621 7612835 TX
765
2/1/2006
4/1/2006
BPO 15.00%
26.82% 99.86%
5/1/2007 CC3C36999
Monitor
$625,000
$349,000
$93,750
$93,621 8/4/2006
Default Reason: (Unknown)
$500,000
170.09%
11/29/2006 Clayton received the original appraisal; however, the servicer failed to send the BPO indicating the value of the property declined 44 percent since origination.
Clayton again requested the BPO to reconcile the value decline of this property.
11/1/2006 Clayton is awaiting documentation from the servicer.
10/2/2006
The property securing this loan has declined in value $276,000 (44 percent) since origination. Considering this large value decline, Clayton requested the original appraisal and most recent valuation to reconcile the decline. Additionally, according to a third party, this loan has a medium probability of fraud and the median property value in this area is significantly lower than the original value.
$0 7613022 FL
637
2/1/2006
2/1/2006
BPO 10.00%
0.00% 0.00%
7/1/2007 CC36F9990
Monitor
$335,000
$300,000
$33,500
$0 6/15/2006
Default Reason: (Unknown)
$268,000
89.33%
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $39,000, a severity of 116 percent, was passed to the trust. This high loss severity is the result of approximately $2,000 of foreclosure fees assessed on this loan. Considering there never appeared to be equity available to pursue foreclosure,
Clayton asked the servicer to explain why these foreclosure fees were assessed.
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
$0 7615111 NJ
683
2/1/2006
2/1/2006
BPO 20.00%
0.00% 0.00%
11/1/2007 CC3699900
Monitor
$625,000
$420,000
$125,000
$0 6/28/2006
Default Reason: (Unknown)
$500,000
119.04%
11/29/2006 Clayton received the original appraisal; however, the servicer failed to send the BPO indicating the value of the property declined 33 percent since origination.
Clayton again requested the BPO to reconcile the value decline of this property.
11/1/2006
During the 10/25/2006 distribution this loan was charged off and a loss of $133,817, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure, Clayton does not object to the charge off of this loan. Clayton is awaiting the original appraisal and most recent valuation to reconcile the 33 percent value decline of this property.
9/1/2006
According to the latest valuation, the property securing this loan has declined 32 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Additionally, previous sales of this property include: $267,000 in 1999 and $446,000 in 2005. Clayton will review the original appraisal and most recent valuation once received from the servicer.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 2 3
Watchlist
Loan Number
First Pmt.
Last Paid Dt.
Orig Amount
Current Bal
OLTV
FICO
Delinquency State Orig.
Current Value CLTV
Est. (Gain)/Loss
Est. Severity
Valuation
Method
Est. Liq.
Date
Status
1st Lien
Comb. LTV
$49,907 7615560 AR
647
2/1/2006
6/1/2006
BPO 10.00%
19.12% 99.81%
11/1/2007 CCC369999
Monitor
$500,000
$261,000
$50,000
$49,907 8/3/2006
Default Reason: (Unknown)
$400,000
172.37%
11/29/2006 Clayton received the original appraisal; however, the servicer failed to send the BPO indicating the value of the property declined 48 percent since origination.
Clayton again requested the BPO to reconcile the value decline of this property.
11/1/2006 Clayton is awaiting documentation from the servicer.
9/1/2006
According to the latest valuation, the property securing this loan has declined 48 percent since origination. Clayton has requested the original appraisal and most recent valuation to review this significant value decline. According to a third party resource, this loan has a low fraud score; however, it appears the value may have been inflated. Clayton will review the original appraisal and most recent valuation once received from the servicer.
$0 7615970 NV
728
3/1/2006
2/1/2006
BPO 23.80%
0.00% 0.00%
6/1/2007 CC3699900
Monitor
$1,050,000
$890,000
$250,000
$0 5/23/2006
Default Reason: (Unknown)
$750,000
84.26%
11/1/2006
During the 10/25/2006 distribution, the serivcer charged off this loan and passed a loss of $268,784, a severity of 108 percent. Clayton did not find evidence of an inflated original appraisal; however, we did obtain county records that indicate the borrower sold this property to a third party in the amount of $1,028,686.
Clayton requested that the servicer review this information and determine if proceeds from the sale should have been applied to this loan.
10/2/2006 We are currently awaiting documentation from the servicer.
8/2/2006
The property securing this loan is valued significantly higher than any surrounding properties. Clayton requested the original appraisal to verify the original value of $1,050,000.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
$48,000 7616018 OH
709
3/1/2006
2/1/2006
BPO 19.79%
20.00% 100.00%
9/1/2007 CC3699999
Monitor
$242,500
$240,000
$48,000
$48,000 6/14/2006
Default Reason: (Unknown)
$192,000
100.00%
11/29/2006 Considering this loan is over 210-days delinquent with insufficient equity to pursue foreclosure, Clayton asked the servicer to charge off this loan.
11/1/2006
This loan is 180-days delinquent with insufficient equity to pursue foreclosure. According to the servicing agreement, a loan with insufficient equity to pursue foreclosure must be charged off by 210-days of delinquency.
10/2/2006 This loan is 150-days delinquent with insufficient equity to pursue foreclosure.
6/8/2006 This loan was added to the Watchlist because it is a first-payment default.
SASCO 2006-S1 Loan-Level Report
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
of 3 3
Section Three
180-day Delinquent Loans Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: November 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
0.00% 46.70% 34.51% 0.00% 18.79% 0.00%
Intended Charge
-off/No Issue
Intended
Foreclosure/No
Issue
Loans in
REO
Loans with
Cash Flow
Unspecified No
Equity
Unspecified
With Equity
*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: November 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
* "N/A" indicates that the category did not contain any loans in the previous month
27.05 % N/A N/A -100.00% -40.74% -100.00%
Intended
Foreclosure/No
Issue
Intended Charge-
off/No Issue
Loans in
REO
Loans with
Cash Flow
Unspecified No
Equity
Unspecified
With Equity
*The percentages are calculated based on the total outstanding balance for all 180-day delinquent loans.
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: November 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Aggregate 180-day Delinquencies by Category
$559,139 $0 $413,134 $0 $224,937 $0 $1,197,210
** As a result of rounding, the "unspecified" totals in this table may not exactly match those in the detailed 180 day report below.
Intended
Foreclosure/No Issue
Intended Charge-off/No
Issue
Loans in REO
Loans with Cash Flow Unspecified - No Equity
Unspecified - With
Equity
Total
7609087 4/1/2006 $60,000 $96,000 $17,978
Clayton reviewed the original appraisal and subsequent BPO and was unable to find substantial evidence to pursue repurchase based on an inflated original appraisal. Clayton will monitor this loan to ensure it is charged off in the 12/25/2006 distribution period.
7609070 4/1/2006 $92,000 $92,000 $17,229
The borrower filed for Chapter 7 bankruptcy protection on 5/24/2006. The servicer will monitor the outcome of bankruptcy before charging off a loan.
7613098 4/1/2006 $200,000 $172,800 $43,178
The borrower filed for Chapter 7 bankruptcy protection on 8/18/2006. The servicer will monitor the outcome of bankruptcy before charging off a loan.
7611124 4/1/2006 $55,000 $60,000 $14,980
This loan is 180-days delinquent and it appears there is insufficient equity to take this junior lien to foreclosure. However, considering the value of the property has increased since origination and the servicer has stopped advancing interest, Clayton does not object to the servicer monitoring for excess proceeds from the senior lien holder's foreclosure sale.
7611325 2/1/2006 $128,000 $98,900 $25,095
The borrower filed for Chapter 7 bankruptcy protection on 7/6/2006. The servicer will monitor the outcome of bankruptcy before charging off a loan.
7616018 3/1/2006 $240,000 $192,000 $48,000
Considering this loan is over 210-days delinquent with insufficient equity to pursue foreclosure, Clayton asked the servicer to charge off this loan.
Unspecified, No Equity
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
SASCO 2006-S1 180-Day Delinquencies
Trustee Remittance Date: November 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
7615651 4/1/2006 $410,000 $320,000 $58,477
This loan is 180-days delinquent and it appears there is insufficient equity to take this junior lien to foreclosure. However, considering the value of the property has increased since origination and the servicer has stopped advancing interest, Clayton does not object to the servicer monitoring for excess proceeds from the senior lien holder's foreclosure sale.
Loan Number
Next Due Date
Property Value
Senior Lien
Balance
Junior Lien
Balance
Comments
Section Four
Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Trustee Remittance Date: November 25, 2006
SASCO 2006-S1 Prepayment Penalty Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
Total Cash Flows
100.00% 100.00 % N/A 100.00% 100.00% 100.00%
2.17% 0.41% 0.00% 0.84% 0.44% 0.44%
5 1 0 2 1 1
1 0 0 1 0 0
4 1 0 1 1 1
0 0 0 0 0 0
0 0 0 0 0 0
4 1 0 1 1 1
0 0 0 0 0 0
0 0 0 0 0 0
0 0 0 0 0 2
0 0 0 0 0 0
0 0 0 0 0 0
1 0 0 0 0 0
5 1 0 1 1 3
230 241 200 238 227 227
$0
$0
$0
$0
$0
$0
$11,185 $2,438 $0 $4,529 $2,516 $2,910
$11,185 $2,438 $0 $4,529 $2,516 $2,910
Penalties Remitted for loans with Active Prepayment Flags
Total Loans with Penalties Remitted to the Total Paid-Off Loans
Total Loans with Penalties Remitted
Loans without Prepayment Flags or with Expired Flags with Penalties Remitted
Loans with Active Prepayment Flags with Penalties Remitted
Aggregate Paid-Off Loans
Paid-Off Loans with Active Prepayment Flags that Did Not Have Penalties Remitted
Paid-Off Loans that Did Not Have Penalties Collected because of State Statutes
Other Exceptions
Total Paid-Off Loans with Active Prepayment Flags
Other - Actions Preventing the Collection of Prepayment Penalties
Documentation Issues Preventing the Collection of Prepayment Penalties
Loss Mitigation (Short Sales, Charge Offs)
Acceleration of Debt
Liquidated out of REO Status
Expired Prepayment Clauses (as stated in the Note)
Exceptions
Total Paid Off Loans With Prepayment Flags
Total Paid Off Loans
Total Collections by the Servicers
Difference
Amount Remitted by the Servicers
Amount Remitted to the Trust
6/25/2006 7/25/2006 8/25/2006 9/25/2006 10/25/2006 11/25/2006 Trustee Remittance Date
Trustee Remittance Date: November 25, 2006
SASCO 2006-S1 Paid-Off Mortgages With Prepayment Flags
2006 Clayton Fixed Income Services Inc. All rights reserved.
7612194 VA CC3699990 11/23/2005 2 11/23/2007 $109,594 $0 0 % Liquidated through charge off
7611659 VA CCCCCCCC0 10/28/2005 3 10/28/2008 $145,420 $2,910 2%
7611671 VA C36999990 11/23/2005 1 11/23/2006 $106,680 $0 0 % Liquidated through charge off
Loan
Number
State
Delinquency History
Origination
Date
Years to
Expiration
Expiration
Date
Payoff
Amount
PPP Remitted
% of PPP to
Payoff
Amount
Comments
Section Five
Loss Analysis
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,323,831 0.30% 11/25/2006
$1,212,338 0.27% 10/25/2006
$1,274,966 0.29% 9/25/2006
$0 0.00% 8/25/2006
$0 0.00% 7/25/2006
$0 0.00% 6/25/2006
$0 0.00% 5/25/2006
$0 0.00% 4/25/2006
$0 0.00% 3/25/2006
Totals: $3,811,135 0.86%
*The loss percentage is a calculation of the total monthly loss as a percentage of the original balance of the security.
SASCO 2006-S1 Historical Monthly Losses
Losses Through: October 31, 2006
Date Loan Loss Amount Loss Percentage
2006 Clayton Fixed Income Services Inc. All rights reserved.
$1,323,831 $1,327,441 Loan-Level Losses:
$862 Subsequent Losses:
($4,472) Subsequent Gains:
$1,323,831 Monthly Security Loss:
$1,323,831 Losses Remitted:
$0 Difference:
Remittance Statement Summary
11/25/2006
Loan-Level Loss Report
Loan Number Loss Loan Number Loss Loan Number Loss
7608068 $20,853 7608532 $19,705 7608934 $15,699
7609334 $170,877 7610358 $128,316 7610419 $42,423
7610624 $75,299 7610720 $96,969 7611671 $116,141
7611965 $81,400 7612194 $117,768 7612780 $105,058
7613022 $39,000 7613714 $10,925 7613861 $11,055
7613887 $39,096 7613941 $44,015 7615018 $92,177
7615029 $20,839 7615598 $79,825
$1,327,441 Total: Loan-Level Loss Report
Subsequent Losses
Loan Number Loss Loan Number Loss Loan Number Loss
7608131 $10 7608325 $4 7608382 $513
7608436 $46 7608562 $14 7610439 $37
7612142 $11 7612664 $28 7612992 $13
7615111 $52 7615576 $29 7615970 $104
$862 Total: Subsequent Losses
Subsequent Gains
Loan Number Loss Loan Number Loss Loan Number Loss
7607536 $0 7607848 ($160) 7608093 ($157)
7609040 ($172) 7609159 ($181) 7609310 ($145)
7609519 ($307) 7610357 ($130) 7610634 ($160)
7611468 ($157) 7611831 ($157) 7611920 ($157)
7611981 ($157) 7612236 ($157) 7612478 ($157)
7612505 ($129) 7612612 ($100) 7612921 ($147)
7613353 ($145) 7613476 ($145) 7613678 ($145)
7614474 ($1,006) 7615242 ($157) 7615815 ($145)
($4,472) Total: Subsequent Gains
SASCO 2006-S1 Loss Reconciliation Report
Trustee Remittance Date: November 25, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV Orig. Balance
Doc.
FICO Delinquency History
State Orig. Value
Current Value Level
Actual Loss Valuation
Valuation Date
Liquidation Date
Liquidation Method Loss Severity
Prop. Type
Loan Type
7613022 FL
637
12/29/2005
10%
BPO No
116.41%
CC36F9990 $335,000
$300,000
$33,500
6/15/2006
Default Reason: (Unknown)
1 Family $38,999.53
Charge Off
10/31/2006
Cash Out
Refinance
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $39,000, a severity of 116 percent, was passed to the trust. This high loss severity is the result of approximately $2,000 of foreclosure fees assessed on this loan. Considering there never appeared to be equity available to pursue foreclosure,
Clayton asked the servicer to explain why these foreclosure fees were assessed.
7610358 CA
729
11/15/2005
30%
BPO Low
111.09%
C36369990 $385,000
$420,000
$115,500
6/22/2006
Default Reason: (Unknown)
1 Family $128,315.59
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $128,316, a severity of 111 percent, was passed to the trust. Clayton obtained county records indicating the property sold to a third party in the amount of $290,000, leaving no excess proceeds for this junior lien. Considering this loan is unsecured, Clayton does not object to the charge off.
7610624 FL
745
10/20/2005
20%
BPO Low
110.49%
CCC369990 $342,000
$330,000
$68,150
7/11/2006
Default Reason: (Unknown)
Planned Unit $75,299.09
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $75,299, a severity of 110 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7612780 TX
706
12/1/2005
20%
BPO Low
109.66%
C36999990 $479,000
$470,000
$95,800
5/15/2006
Default Reason: (Unknown)
Planned Unit $105,057.82
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $105,058, a severity of 110 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7611671 VA
685
11/23/2005
20%
BPO No
108.54%
C36999990 $535,000
$572,000
$107,000
6/9/2006
Default Reason: (Unknown)
1 Family $116,141.23
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $116,141, a severity of 109 percent, was passed to the trust. Additionally, Clayton obtained county records indicating the property reverted to the senior lien holder. Considering this lien is unsecured, Clayton does not object to the charge off.
7609334 CA
735
11/3/2005
20%
BPO Low
108.28%
C33669990 $789,000
$810,000
$157,800
7/17/2006
Default Reason: (Unknown)
1 Family $170,876.67
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $170,877, a severity of 108 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Loan
Orig. Date
OLTV Orig. Balance
Doc.
FICO Delinquency History
State Orig. Value
Current Value Level
Actual Loss Valuation
Valuation Date
Liquidation Date
Liquidation Method Loss Severity
Prop. Type
Loan Type
7611965 NV
636
12/22/2005
20%
BPO Low
107.70%
CCC369990 $378,000
$340,000
$75,576
7/12/2006
Default Reason: (Unknown)
Planned Unit $81,400.12
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $81,400, a severity of 108 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7612194 VA
643
11/23/2005
20%
BPO No
107.11%
CC3699990 $550,000
$555,000
$109,950
6/7/2006
Default Reason: (Unknown)
1 Family $117,768.27
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $117,768, a severity of 107 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7615598 VA
750
12/21/2005
20%
BPO No
106.43%
CCC369990 $375,000
$335,000
$75,000
7/14/2006
Default Reason: (Unknown)
Planned Unit $79,825.20
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $79,825, a severity of 106 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7615018 MN
684
12/8/2005
20%
BPO Low
106.34%
CCC369990 $434,000
$424,900
$86,680
7/11/2006
Default Reason: (Unknown)
1 Family $92,177.34
Charge Off
10/31/2006
Purchase
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $92,177, a severity of 106 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
7610720 IL
696
11/10/2005
20%
BPO Low
104.94%
CCC369990 $462,000
$353,000
$92,400
7/13/2006
Default Reason: (Unknown)
Planned Unit $96,969.01
Charge Off
10/31/2006
Cash Out
Refinance
11/29/2006 During the 11/25/2006 distribution period, this loan was charged off and a loss of $96,969, a severity of 105 percent, was passed to the trust. Considering there did not appear to be equity available to pursue foreclosure at the time of liquidation, Clayton does not object to the charge off.
SASCO 2006-S1 High Loan-Level Losses
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Losses Through: October 31, 2006
SASCO 2006-S1 Loss Report
2006 Clayton Fixed Income Services Inc. All rights reserved.
7613022
FL 12/29/2005 10% $33,500 $38,999.53 116.42%
$479,000
$335,000
$68,000
7613714
MO 10/26/2005 15% $10,200 $10,925.29 107.11%
$378,000
7611965
NV 12/22/2005 20% $75,576 $81,400.12 107.71%
7612194
VA 11/23/2005 20% $109,950 $117,768.27 107.11%
7612780
TX 12/1/2005 20% $95,800 $105,057.82 109.66%
$550,000
7615018
MN 12/8/2005 20% $86,680 $92,177.34 106.34%
$230,000
$434,000
$195,000
7615029
CO 12/16/2005 10% $19,491 $20,839.26 106.92%
$68,000
7613861
MO 10/26/2005 15% $10,200 $11,055.29 108.39%
7613887
FL 11/21/2005 15% $37,101 $39,096.17 105.38%
7613941
TX 11/22/2005 18% $41,000 $44,014.99 107.35%
$250,000
$535,000
7608934
MI 10/6/2005 20% $14,525 $15,698.81 108.08%
$185,000
7609334
CA 11/3/2005 20% $157,800 $170,876.67 108.29%
$74,000
7608532
IL 10/19/2005 10% $18,500 $19,704.92 106.51%
7615598
VA 12/21/2005 20% $75,000 $79,825.20 106.43%
$375,000
$95,000
7608068
OH 10/13/2005 20% $19,000 $20,852.88 109.75%
$789,000
7610720
IL 11/10/2005 20% $92,400 $96,969.01 104.94%
$342,000
7611671
VA 11/23/2005 20% $107,000 $116,141.23 108.54%
$462,000
7610624
FL 10/20/2005 20% $68,150 $75,299.09 110.49%
$385,000
7610358
CA 11/15/2005 30% $115,500 $128,315.59 111.10%
$400,000
7610419
FL 10/26/2005 10% $40,000 $42,423.17 106.06%
Monthly Total:
$1,327,440.65 108.15%
November 25, 2006
Origination
Original Amount
Loan Number
State
Date
Original LTV
Original Appraisal
Loss
Loss Severity
Section Six
Analytics
2006 Clayton Fixed Income Services Inc. All rights reserved.
FICO is a registered trademark of Fair Isaac Corporation
Mortgage Date Through: October 31, 2006
SASCO 2006-S1 FICO Distribution by Status
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 223 687 39.10
Paid Off 1,903 705 39.92
Current 6,500 703 39.83
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Loan-to-Value Distribution by Status
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 223 95.64% 5.24%
Paid Off 1,903 91.98% 8.08%
Current 6,500 94.35% 6.88%
Total:
8,626
Status
# of Loans
Average
Std. Deviation
SASCO 2006-S1 Balance Distribution by Status
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Delinquent 223 $61,849.85 $48,589.49
Current 6,500 $48,151.77 $37,830.21
Total:
6,723
Status
# of Loans
Average
Std. Deviation
Mortgage Type Total Balance Avg. Balance Std. Deviation Loan Count
$38,873.78 Balloon $180,487,051.66 $37,593.64 4,801
$39,988.95 Fixed $146,291,967.36 $38,246.27 3,825
$326,779,019.02 Total: 8,626
SASCO 2006-S1 Mortgage Type Distribution by Status
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
# of Loans Other 120 180 240 360
8,626 0 1 4,969 44 3,612
SASCO 2006-S1 Mortgage Term Distribution By Status
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Cash-out refinance
Purchase
Rate/term
Home
Other
707 8.2%
89.6% 7,726
2.2% 193
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
8.1% 524
89.6% 5,825
2.3% 151
0.0% 0
0.0% 0
Cash-out refinance
Purchase
Rate/term
Home
Other
Cash-out refinance
Purchase
Rate/term
Home
Other
12.6% 28
85.2% 190
2.2% 5
0.0% 0
0.0% 0
8.1% 155
89.9% 1,711
1.9% 37
0.0% 0
0.0% 0
Total 8,626 100% Total 6,500 100% Total 223 100% Total 1,903 100%
SASCO 2006-S1 Mortgage Purpose Distribution
Mortgage Data through: October 31, 2006
Origination Statistics
Purpose Number Percentage
8,626 Number of Loans:
Current Loans
Purpose Number Percentage
Delinquent Loans
Purpose Number Percentage
Paid Off Loans
Purpose Number Percentage
Number of Loans: 6,500 Number of Loans: 223 Number of Loans: 1,903
2006 Clayton Fixed Income Services Inc. All rights reserved.
SASCO 2006-S1 Ownership Distribution by Status
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Primary Home 4,425
Second Home 646
Investment Home 3,555
Total:
8,626
Title
# of Loans
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Count in Status
2/28/2006 5 0 0 0 0
3/31/2006 52 2 0 0 0
4/30/2006 52 38 0 0 0
5/31/2006 63 32 33 0 0
6/30/2006 42 37 54 3 0
7/31/2006 47 28 84 4 0
8/31/2006 62 31 77 6 0
9/30/2006 60 47 80 14 0
10/31/2006 77 36 86 20 4
SASCO 2006-S1 Delinquent Count Over Time
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
AsOfDate 30 Days 60 Days 90 Days Foreclosure REO
Total Balance in Status
31-Oct-06 $4,393,290 $2,112,830 $5,234,900 $1,523,701 $527,795
30-Sep-06 $3,497,587 $2,751,272 $4,865,504 $1,350,178 -
31-Aug-06 $3,751,476 $2,253,469 $5,126,097 $249,007 -
31-Jul-06 $3,274,824 $1,604,803 $5,523,522 $189,306 -
30-Jun-06 $2,277,267 $2,375,476 $3,572,283 $106,992 -
31-May-06 $3,655,874 $2,686,687 $1,951,278 - -
30-Apr-06 $4,267,775 $2,529,248 $0 - -
31-Mar-06 $3,356,180 $59,853 $0 - -
28-Feb-06 $157,564 $0 $0 - -
SASCO 2006-S1 Delinquent Balance Over Time
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.
Date Distribution Date CPR 6-Month MA 3-Month MA 12-Month MA
31-Oct-06 25-Nov-06 35.35% 33.33% 33.53%
30-Sep-06 25-Oct-06 38.04% 31.99% 33.27%
31-Aug-06 25-Sep-06 26.02% 31.40%
31-Jul-06 25-Aug-06 31.38% 33.73%
30-Jun-06 25-Jul-06 36.39% 34.52%
31-May-06 25-Jun-06 33.31%
30-Apr-06 25-May-06 33.81%
31-Mar-06 25-Apr-06 18.30%
SASCO 2006-S1 Conditional Prepayment Rates
Mortgage Data Through: October 31, 2006
2006 Clayton Fixed Income Services Inc. All rights reserved.

Document Outline

  Cover Page
  Table of Contents
  Executive Summary
  Loan-Level Report
  180-day Delinquent Loans Report
  Prepayment Penalty Analysis
  Loss Analysis
  Analytics